                           SEI ASSET ALLOCATION TRUST

                             DEFENSIVE STRATEGY FUND
                       TAX-MANAGED DEFENSIVE STRATEGY FUND
                           CONSERVATIVE STRATEGY FUND
                     TAX-MANAGED CONSERVATIVE STRATEGY FUND
                             MODERATE STRATEGY FUND
                       TAX-MANAGED MODERATE STRATEGY FUND
                            AGGRESSIVE STRATEGY FUND
                      TAX-MANAGED AGGRESSIVE STRATEGY FUND
                            CORE MARKET STRATEGY FUND
                      TAX-MANAGED CORE MARKET STRATEGY FUND
                           MARKET GROWTH STRATEGY FUND
                     TAX-MANAGED MARKET GROWTH STRATEGY FUND

                       SUPPLEMENT DATED DECEMBER 10, 2004
       TO THE CLASS A AND CLASS I SHARES PROSPECTUSES DATED JULY 31, 2004


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A AND CLASS I SHARES PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

ADDITION OF A NEW UNDERLYING SEI FUND TO THE INVESTMENT STRATEGY

The Prospectuses are hereby amended and supplemented to reflect the following change in the investment strategy of the Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund (each a "Strategy Fund" and, together, the "Strategy Funds"):

For each Strategy Fund, under the heading "U.S. Equity" in the chart appearing under the section entitled "Investment Strategy," the SIMT Managed Volatility Fund is hereby added.

ADDITION OF RISK DISCLOSURE

The Prospectuses are hereby amended and supplemented to include the following disclosure in the section entitled "What are the Risks of Investing in the Fund?" for each Strategy Fund, as well as the Tax-Managed Defensive Strategy Fund, Tax-Managed Conservative Strategy Fund, Tax-Managed Moderate Strategy Fund, Tax-Managed Aggressive Strategy Fund, Tax-Managed Core Market Strategy Fund and Tax-Managed Market Growth Strategy Fund (together with the Strategy Funds, the "Funds"):

          Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, the Underlying SEI Fund must borrow the security to deliver to the buyer. The Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

ADDITION OF SUB-ADVISERS TO UNDERLYING SEI FUND AND CHANGE IN INVESTMENT POLICY

The section titled "Information about the Underlying SEI Funds" is hereby amended and supplemented to reflect the fact that the SIMT Managed Volatility Fund may engage in short sales, as well as the fact that Aronson+Johnson+Ortiz, LP and Analytic Investors, Inc. have been added as sub-advisers for the SIMT Managed Volatility Fund. The Prospectuses are hereby amended and supplemented as follows:

The text following the sub-heading "SIMT Managed Volatility Fund" is deleted and replaced with the language below:

          The SIMT Managed Volatility Fund seeks capital appreciation with less volatility than the broad U.S. equity markets. The Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements, as well as engage in short sales. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Aronson+Johnson+Ortiz, LP and Analytic Investors, Inc. serve as Sub-Advisers to the SIMT Managed Volatility Fund.

CHANGE IN INVESTMENT ADVISER AND APPROVAL OF A "MANAGER OF MANAGERS" STRUCTURE FOR CERTAIN UNDERLYING SEI FUNDS

On October 27, 2004, at a special meeting of shareholders, the shareholders of the Corporate Daily Income Fund of SEI Daily Income Trust ("SDIT") and the Tax Free Fund of SEI Tax Exempt Trust ("STET") (each an "Underlying SEI Fund" and, collectively, the "Underlying SEI Funds"), approved: (i) the operation of their respective Underlying SEI Fund under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Underlying SEI Fund WITHOUT obtaining shareholder approval; and (ii) the appointment of SEI Investments Management Corporation ("SIMC") as their respective Underlying SEI Fund's investment adviser and "manager of managers." As of November 1, 2004, SIMC will serve as the SDIT Corporate Daily Income and STET Tax Free Funds' investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of each Underlying SEI Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Wellington Management Company, LLP ("Wellington Management") as the investment sub-adviser to the SDIT Corporate Daily Income Fund and Weiss, Peck & Greer Investments ("WPG") as the investment sub-adviser to the STET Tax Free Fund. As of November 1, 2004, Wellington Management, which previously served as the SDIT Corporate Daily Income Fund's investment adviser, will serve as that Underlying SEI Fund's investment sub-adviser under a new sub-advisory agreement approved under the "manager of managers" structure and WPG, which previously served as the STET Tax Free Fund's investment adviser, will serve as that Underlying SEI Fund's investment sub-adviser under a new sub-advisory agreement approved under the "manager of managers" structure. Accordingly, the section entitled "Information about the Underlying SEI Funds" is hereby supplemented to reflect the approval of the "manager of managers" structure for the SDIT Corporate Daily Income and STET Tax Free Funds and the approval of SIMC as these Underlying SEI Funds' investment adviser and "manager of managers."

ADDITION OF DISCLOSURE REGARDING SHORT-TERM TRADING

The Prospectuses are hereby amended and supplemented to add disclosure regarding the Funds' policies on short-term trading. In the section entitled "Purchasing, Selling and Exchanging Fund

Shares," after the sub-section entitled "Minimum Purchases," the following language is hereby added:

          FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

          "Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

          The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (I.E., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). This policy does not apply with respect to money market funds. The Funds' transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

          i. if the shareholder conducts four or more "round trips" in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

          ii. if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policy, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended as a reasonable approach to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

While it is the Funds' intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds' policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds' trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          SEI ASSET ALLOCATION TRUST

                     Diversified Conservative Income Fund
                        Diversified Conservative Fund
                   Diversified Global Moderate Growth Fund
                       Diversified Moderate Growth Fund
                        Diversified Global Growth Fund
                         Diversified Global Stock Fund
                          Diversified U.S. Stock Fund

                      Supplement Dated December 10, 2004
  to the Class A, Class D and Class I Shares Prospectuses Dated July 31, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A, CLASS D AND CLASS I SHARES PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

ADDITION OF DISCLOSURE REGARDING SHORT-TERM TRADING
---------------------------------------------------

The Prospectuses are hereby amended and supplemented to add disclosure regarding the policies of the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund (each a "Fund" and, together, the "Funds") on short-term trading. In the section entitled "Purchasing, Selling and Exchanging Fund Shares," after the sub-section entitled "Minimum Purchases," the following language is hereby added:

       FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

       "Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

       The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (I.E., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). This policy does not apply with respect to money market funds. The Funds' transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

       A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

       i. if the shareholder conducts four or more "round trips" in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

       ii. if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policy, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended as a reasonable approach to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

While it is the Funds' intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds' policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds' trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may nclude taking no action, as deemed appropriate in light of all the facts and circumstances.

                       _________________________________

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           SEI ASSET ALLOCATION TRUST

                      DIVERSIFIED CONSERVATIVE INCOME FUND
                          DIVERSIFIED CONSERVATIVE FUND
                     DIVERSIFIED GLOBAL MODERATE GROWTH FUND
                        DIVERSIFIED MODERATE GROWTH FUND
                         DIVERSIFIED GLOBAL GROWTH FUND
                          DIVERSIFIED GLOBAL STOCK FUND
                           DIVERSIFIED U.S. STOCK FUND
                             DEFENSIVE STRATEGY FUND
                       TAX-MANAGED DEFENSIVE STRATEGY FUND
                           CONSERVATIVE STRATEGY FUND
                     TAX-MANAGED CONSERVATIVE STRATEGY FUND
                             MODERATE STRATEGY FUND
                       TAX-MANAGED MODERATE STRATEGY FUND
                            AGGRESSIVE STRATEGY FUND
                      TAX-MANAGED AGGRESSIVE STRATEGY FUND
                            CORE MARKET STRATEGY FUND
                      TAX-MANAGED CORE MARKET STRATEGY FUND
                           MARKET GROWTH STRATEGY FUND
                     TAX-MANAGED MARKET GROWTH STRATEGY FUND

                       SUPPLEMENT DATED DECEMBER 10, 2004
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND SHOULD BE READ IN CONJUNCTION WITH SUCH SAI.

CHANGES TO THE FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT LIMITATIONS OF THE
FUNDS
On October 27 and November 5, 2004, at meetings of the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock, Diversified U.S. Stock, Defensive Strategy, Tax-Managed Defensive Strategy, Conservative Strategy, Tax-Managed Conservative Strategy, Moderate Strategy, Tax-Managed Moderate Strategy, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Tax-Managed Core Market Strategy, Market Growth Strategy, and Tax-Managed Market Growth Strategy Funds' (each a "Fund" and, together, the "Funds") shareholders, the Funds' shareholders approved changes to the Funds' fundamental and non-fundamental investment limitations. Accordingly, the SAI is hereby amended and supplemented to reflect such changes by deleting the "Fundamental Policies" and "Non-Fundamental Policies" provisions in the section entitled "Investment Limitations of the Funds" and replacing them with the following:

     FUNDAMENTAL POLICIES

          The following investment limitations are fundamental policies for each Fund, and may not be changed without the approval of a majority of a Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

     1. Each Fund will concentrate its investments in investment company interests.

     2. No Fund may borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     3. No Fund may make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     4. No Fund may purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     5. No Fund may underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     NON-FUNDAMENTAL POLICIES

          The following investment limitations are non-fundamental policies for each Fund and may be changed by the Board of Trustees without shareholder approval.

     1. No Fund may pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

     2.   No Fund may invest in companies for the purpose of exercising control.

     3. No Fund may purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

     4. No Fund may invest its assets in securities of any investment company, except as permitted by the Trust's SEC Order or as otherwise permitted by the 1940 Act. This non-fundamental policy does not apply to the Defensive Strategy, Tax-Managed Defensive Strategy, Conservative Strategy, Tax-Managed Conservative Strategy, Moderate Strategy, Tax-Managed Moderate Strategy, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Tax-Managed Core Market Strategy, Market Growth Strategy and Tax-Managed Market Growth Strategy Funds.

     5. No Fund may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

     6. Each Fund may borrow money in an amount up to 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Except where a Fund has borrowed money for temporary purposes in amount not exceeding 5% of its assets, asset coverage of 300% is required for all borrowings.

     7. No Fund may issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

     8. No Fund may make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties.

     9. No Fund may purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase commodities contracts relating to financial instruments, such as financial futures or index contracts and options on such contracts.

     10. No Fund may invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

          Each of the foregoing percentage limitations (except with respect to the limitation on borrowings and investing in illiquid securities) will apply at the time of purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

          The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

          BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

          SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

          LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

          UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

          REAL ESTATE. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

CHANGE IN FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES IN THE INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS

          On October 27, 2004, at a meeting of the shareholders of the Managed Volatility, Large Cap Growth, Large Cap Value, Tax-Managed Large Cap, Large Cap Disciplined Equity, Small/Mid Cap Equity, Small Cap Growth, Small Cap Value, Tax-Managed Small Cap, Real Estate, Core Fixed Income and High Yield Bond Funds of SEI Institutional Managed Trust ("SIMT"), the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds of SEI Institutional International Trust ("SIT"), the Corporate Daily Income Fund of SEI Daily Income Trust ("SDIT"), the Intermediate-Term Municipal, Short Duration Municipal and Tax Free Funds of SEI Tax Exempt Trust ("STET"), and the Prime Obligation Fund of SEI Liquid Asset Trust ("SLAT") (each an "Underlying SEI Fund" and, together, the "Underlying SEI Funds") (together, SIMT, SIT, SDIT, STET and SLAT are the "Underlying Trusts"), the shareholders approved changes to the fundamental and non-fundamental investment policies of the Underlying SEI Funds.

Accordingly, the SAI is hereby amended and supplemented to reflect such changes by deleting the "Fundamental Policies" and "Non-Fundamental Policies" provisions in the section entitled "Investment Limitations of the Underlying SEI Funds" and replacing them with the following:

     FUNDAMENTAL POLICIES

          The following investment limitations are fundamental policies of each Underlying SEI Fund identified below and cannot be changed with respect to an Underlying SEI Fund without the consent of the holders of a majority of that Underlying SEI Fund's outstanding shares.

          The percentages indicated below will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

          Each of the Underlying SEI Funds may not:

     1. Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the SIMT Real Estate, SIT Emerging Markets Debt or SIT International Fixed Income Funds.

     2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the SIMT Real Estate Fund, which as a matter of fundamental policy, concentrates its investments in securities issued by companies primarily engaged in the real estate industry.

     3.   Borrow money or issue senior securities (as defined under the 1940
     Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

     7. With respect to the SIT International Fixed Income Fund, acquire more than 10% of the voting securities of any one issuer.

     NON-FUNDAMENTAL POLICIES

          The following investment limitations are non-fundamental policies of each Underlying SEI Fund identified below and may be changed by the Underlying Trusts' Board of Trustees without shareholder approval.

          The percentages indicated below (except with respect to the limitation on borrowings and investing in illiquid securities) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

          Each of the SIMT Core Fixed Income, SIMT Managed Volatility, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Large Cap Disciplined Equity, SIMT Small/Mid Cap Equity, SIMT Real Estate, SIMT Small Cap Growth, SIMT Small Cap Value, SIMT Tax-Managed Large Cap, SIMT Tax-Managed Small Cap, SIT International Equity, SIT Emerging Markets Equity, SIT Emerging Markets Debt and STET Short Duration Municipal Funds may not:

     1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

     2.   Invest in companies for the purpose of exercising control.

     3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

     4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder or exemption therefrom.

     5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

     6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities. This investment limitation does not apply to the STET Short Duration Municipal, SIT International Equity, SIT Emerging Markets Equity, SIT Emerging Markets Debt, SIMT Managed Volatility, SIMT Large Cap Disciplined Equity, SIMT Small/Mid Cap Equity or SIMT Real Estate Funds.

     7. With respect to 75% of its assets (total assets for the SIT International Equity, SIT Emerging Markets Equity and STET Short Duration Municipal Funds): (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% or the outstanding voting securities of any one issuer. This investment limitation does not apply to the SIT Emerging Markets Debt or SIMT Real Estate Funds.

     8. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This investment limitation does not apply to the SIMT Real Estate Fund.

     9. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. For all but the SIMT Large Cap Disciplined Equity, SIMT Managed Volatility, SIMT Real Estate, SIMT Small/Mid Cap Equity and STET Short Duration Municipal Funds, to the extent that its borrowings exceed 5% of its assets: (i) all borrowing will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required. For the SIMT Large Cap Disciplined Equity, SIMT Managed Volatility, SIMT Real Estate, SIMT Small/Mid Cap Equity and STET Short Duration Municipal Funds, asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

     10. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

     11. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

     12. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

     13. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases. This limitation does not apply to the SIMT Tax-Managed Small Cap, SIMT Managed Volatility, SIMT Real Estate, SIMT Large Cap Disciplined Equity, SIMT Small/Mid Cap Equity or STET Short Duration Municipal Funds.

     14. With respect to the SIMT Large Cap Disciplined Equity Fund, SIMT Real Estate Fund and SIMT Small/Mid Cap Equity Fund, under normal circumstances, invest less than 80% of their net assets in equity securities of large companies, equity securities of real estate companies (E.G., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and REOCs), and equity securities of small and medium sized companies, respectively. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

     15. With respect to the SIMT Large Cap Value, SIMT Large Cap Growth and SIMT Tax-Managed Large Cap Funds, under normal circumstances, invest less than 80% of their net assets in equity securities of large companies. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

     16. With respect to the SIMT Small Cap Value, SIMT Small Cap Growth and SIMT Tax-Managed Small Cap Funds, under normal circumstances, invest less than 80% of their net assets in equity securities of small companies. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

     17. With respect to the SIMT Core Fixed Income and SIMT High Yield Bond Funds, under normal circumstances, invest less than 80% of their net assets in fixed income securities and fixed income securities that are rated below investment grade, respectively. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

     18. With respect to the SIT International Equity, SIT Emerging Markets Equity and SIT Emerging Markets Debt Funds, invest less than 80% of their net assets, under normal circumstances, in equity securities, equity securities of emerging market issuers and fixed income securities of emerging market issuers, respectively. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the SIT International Equity, SIT Emerging Markets Equity and SIT Emerging Markets Debt Funds' shareholders, respectively.

          The SIT International Fixed Income Fund may not:

     1. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     2. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

     3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in its prospectus in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

     4. Make loans, except that the Fund may: (i) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the Fund's total assets; (ii) engage in securities lending as described in its prospectus and statement of additional information; and (iii) purchase or hold debt securities in accordance with its investment objectives and policies.

     5.   Invest in companies for the purpose of exercising control.

     6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

     7. Make short sales of securities, maintain a short position or purchase securities on margin, except as described in its prospectus and except that SIT may obtain short-term credits as necessary for the clearance of security transactions.

     8. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

     9. Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowing as described in its prospectus and statement of additional information or as permitted by rule, regulation or order of the SEC.

     10. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

     11.  Invest more than 10% of its net assets in illiquid securities.

     12. Invest less than 80% of its net assets, under normal circumstances, in fixed income securities. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the SIT International Fixed Income Fund's shareholders.

          The SLAT Prime Obligation Fund may not:

     1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

     2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) domestic banks and U.S. branches of foreign banks, which the Fund has determined to be subject to the same regulation as U.S. banks; or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

     4. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

     5. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

     6.   Invest in companies for the purpose of exercising control.

     7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, the Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or
     (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with the Fund's investment objective and policies.

     8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

     9. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

     10. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

     11. Invest in interests in oil, gas or other mineral exploration or development programs.

     12.  Invest more than 10% of its net assets in illiquid securities.

          In addition, the SLAT Prime Obligation Fund must maintain an average dollar-weighted Fund maturity of 90 days or less.

          The SDIT Corporate Daily Income Fund may not:

     1. With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the voting securities of any one issuer.

     2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

     3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

     4. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in its prospectus and statement of additional information or as permitted by rule, regulation or order of the SEC.

     5. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

     6. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by the Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan.

     7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

     8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

     9. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

     10. Purchase securities of other investment companies; provided that the Fund may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, the Fund may not purchase securities of other open-end investment companies.

     11. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

     12.  Invest more than 10% of its net assets in illiquid securities.

     13.  Invest in companies for the purpose of exercising control.

          The STET Intermediate-Term Municipal and STET Tax Free Funds may not:

     1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that each Fund (except the STET Intermediate-Term Municipal Fund) may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.

     2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Funds, in excess of 5% of their total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

     4. Purchase securities of other investment companies, except that the STET Intermediate-Term Municipal Fund may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

     5. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets, except for the STET Intermediate-Term Municipal Fund, for which it cannot exceed 15% of the Fund's net assets.

     6. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

     7.   Invest in companies for the purpose of exercising control.

     8.   Acquire more than 10% of the voting securities of any one issuer.

     9. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

     10. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

     11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in its statement of additional information or as permitted by rule, regulation or order of the SEC.

     12. Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except as permitted by its statement of additional information.

     13. Invest in interests in oil, gas or other mineral exploration or development programs.

     14. Invest more than 25% of total assets in issuers within the same state or similar type projects (except in specified categories).

          In addition, it is a non-fundamental policy of the STET
     Intermediate-Term Municipal Fund to abide by the maturity restrictions and to invest solely in the permitted investments described in its statement of additional information and in its prospectuses.

          Under rules and regulations established by the SEC, an Underlying SEI Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Underlying SEI Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Underlying SEI Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund. An Underlying SEI Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

          The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

          DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

          CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

          The following industry concentration limitations apply to each SIT
     Fund: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry. These limitations also apply to the SIMT Large Cap Disciplined Equity Fund, SIMT Small/Mid Cap Equity Fund, SIMT Managed Volatility Fund and STET Short Duration Municipal Fund.

          BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

          SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

          LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Underlying SEI Fund's non-fundamental investment policy on lending is set forth above.

          UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

          REAL ESTATE. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Underlying SEI Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Underlying SEI Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Underlying SEI Fund's Board of Trustees.

ADDITION OF SUB-ADVISERS TO UNDERLYING SEI FUND
The SAI is hereby amended and supplemented to reflect the addition of new sub-advisers for the SIMT Managed Volatility Fund. Accordingly, in the section titled "Managers of the Underlying SEI Funds," the text under the heading "SIMT Managed Volatility Fund" is deleted and the following text is hereby added:

          Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser for a portion of the assets of the SIMT Managed Volatility Fund. AJO is wholly-owned by its seven limited partners. Theodore R. Aronson, Managing Principal, is majority equity owner of AJO. The prinicipal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

          Analytic Investors, Inc. ("Analytic") serves as a sub-adviser for a portion of the assets of the SIMT Managed Volatility Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071.

CHANGE IN INVESTMENT ADVISER AND APPROVAL OF A "MANAGER OF MANAGERS" STRUCTURE FOR CERTAIN UNDERLYING SEI FUNDS

          On October 27, 2004, at a special meeting of shareholders, the shareholders of the Corporate Daily Income Fund of SEI Daily Income Trust ("SDIT") and the Tax Free Fund of SEI Tax Exempt Trust ("STET") approved: (i) the operation of their respective Underlying SEI Fund under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Underlying SEI Fund WITHOUT obtaining shareholder approval; and (ii) the appointment of SEI Investments Management Corporation ("SIMC") as their respective Underlying SEI Fund's investment adviser and "manager of managers." As of November 1, 2004, SIMC will serve as the SDIT Corporate Daily Income and STET Tax Free Funds' investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of each of these Underlying SEI Funds.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Wellington Management Company, LLP ("Wellington Management") as the investment sub-adviser to the SDIT Corporate Daily Income Fund and Weiss, Peck & Greer Investments ("WPG") as the investment sub-adviser to the STET Tax Free Fund. As of November 1, 2004, Wellington Management, which previously served as the SDIT Corporate Daily Income Fund's investment adviser, will serve as that Underlying SEI Fund's investment sub-adviser under a new sub-advisory agreement approved under the "manager of managers" structure and WPG, which previously served as the STET Tax Free Fund's investment adviser, will serve as that Underlying SEI Fund's investment sub-adviser under a new sub-advisory agreement approved under the "manager of managers" structure.

Accordingly, the section entitled "Managers of the Underlying SEI Funds" is hereby supplemented to reflect the approval of the "manager of managers" structure for the SDIT Corporate Daily Income and STET Tax Free Funds and the approval of SIMC as these Underlying SEI Funds' investment adviser and "manager of managers" and Wellington Management and WPG as these Underlying SEI Funds' investment sub-advisers.

In connection with the approval of the "manager of managers" structure for the SDIT Corporate Daily Income and STET Tax Free Funds and the approval of SIMC as these Underlying SEI Funds' investment adviser, the section entitled "The Advisers and Sub-Advisers to the Underlying SEI Funds" is hereby deleted and replaced with the following:

            THE ADVISER AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS

          Each advisory and certain of the sub-advisory agreements provide that each adviser (or sub-adviser) shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the sub-advisers shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

          Pursuant to the advisory and sub-advisory agreements, the Underlying SEI Funds rely upon SIMC for access, on a pooled investment basis, to the core elements of SIMC's investment adviser selection, monitoring, and asset allocation services. Under the "Manager of Managers" approach employed by the Underlying SEI Funds, SIMC will recommend and, if the Trustees of those Underlying Trusts approve the recommendation, monitor for the Underlying SEI Funds one or more managers using a range of investment styles.

          The continuance of each advisory and sub-advisory agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Underlying SEI Fund or by the Trustees; and
     (ii) by the vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each advisory or sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Underlying Trust or, with respect to an Underlying SEI Fund, by a majority of the outstanding shares of that Underlying SEI Fund, on not less than 30 days' nor more than 60 days' written notice to the adviser (or sub-adviser), or by the adviser (or sub-adviser) on 90 days' written notice to the Underlying Trust.

          SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the Underlying Trusts' Board of Trustees, to retain sub-advisers for an Underlying SEI Fund without submitting the sub-advisory agreement to a vote of an Underlying SEI Fund's shareholders. In addition, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements.

ELECTION OF A NEW TRUSTEE
On October 27, 2004, at a meeting of the shareholders of the Funds, shareholders voted to elect a new Trustee. Accordingly, the SAI is amended and supplemented to reflect the addition of James M. Williams as a Trustee of the Funds.

ADDITION OF DISCLOSURE ON PORTFOLIO HOLDINGS INFORMATION
The SAI is hereby amended and supplemented to add disclosure regarding the Underlying SEI Funds' policies on the disclosure of portfolio holdings information. Accordingly, after the section entitled "Portfolio Transactions," the following new section is hereby added:

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

          Information regarding the availability of the Underlying SEI Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home_ria.asp (the "Portfolio Holdings Website").

          Ten calendar days after each month end, a list of the top ten portfolio holdings in each Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

          Portfolio holdings information may be provided to independent third party reporting services (E.G., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes an agreement with the Underlying Trust which provides that: (i) the portfolio holdings information will be kept confidential; and (ii) the person will not trade on the information. Portfolio holdings information may also be provided at any time to the Funds' and the Underlying SEI Funds' Trustees and service providers, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process.

          Neither the Funds, Underlying SEI Funds, SIMC, nor any other service provider to the Funds or Underlying SEI Funds may receive compensation or other consideration for providing portfolio holdings information.

          The Funds and the Underlying SEI Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' and the Underlying SEI Funds' N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE